                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act File Number: 811- 08464
                                                     ----------

                              High Income Portfolio
                              ---------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                October 31, 2004
                                ----------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

HIGH INCOME PORTFOLIO as of October 31, 2004
PORTFOLIO OF INVESTMENTS

SENIOR, FLOATING RATE LOANS(1) -- 0.4%

                                                          PRINCIPAL
SECURITY                                                  AMOUNT             VALUE
--------------------------------------------------------------------------------------------
BEVERAGE, FOOD AND TOBACCO -- 0.3%

New World Pasta, Term Loan B,
12.75%, Maturing 1/28/06(2)                               $     4,277,546    $     3,943,897
--------------------------------------------------------------------------------------------
                                                                             $     3,943,897
--------------------------------------------------------------------------------------------

UTILITIES -- 0.1%

Mirant Corp., Revolving Term Loan,
364 day credit agreement with
trade date 7/17/2001(3)                                         2,100,000    $     1,312,500
--------------------------------------------------------------------------------------------
                                                                             $     1,312,500
--------------------------------------------------------------------------------------------

TOTAL SENIOR, FLOATING RATE INTERESTS
  (IDENTIFIED COST $5,821,129)                                               $     5,256,397
--------------------------------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 89.1%

                                                          PRINCIPAL
                                                          AMOUNT
SECURITY                                                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 0.2%

Argo Tech Corp., Sr. Notes, 9.25%, 6/1/11(4)              $         1,575    $     1,724,625
Standard Aero Holdings, Inc., Sr. Sub. Notes,
8.25%, 9/1/14(4)                                                      920            977,500
--------------------------------------------------------------------------------------------
                                                                             $     2,702,125
--------------------------------------------------------------------------------------------

AIRLINES -- 1.4%

American Airlines, 7.80%, 10/1/06                         $         7,243    $     6,062,206
American Airlines, 7.858%, 10/1/11                                    260            263,357
American Airlines, 8.608%, 4/1/11                                     570            484,232
AMR Corp., 9.00%, 8/1/12                                            7,880          4,846,200
Continental Airlines, 7.033%, 6/15/11                               4,300          3,325,326
Continental Airlines, 7.08%, 11/1/04                                   83             82,532
Continental Airlines, 8.00%, 12/15/05                                 550            508,750
Delta Air Lines, 7.779%, 11/18/05                                   2,855          2,143,356
Delta Air Lines, 8.30%, 12/15/29                                    1,005            366,825
Delta Air Lines, Series 02-1, 7.779%, 1/2/12                          697            328,265
--------------------------------------------------------------------------------------------
                                                                             $    18,411,049
--------------------------------------------------------------------------------------------

APPAREL -- 2.4%

GFSI, Inc., Sr. Sub. Notes, Series B,
9.625%, 3/1/07                                            $         1,305    $     1,285,425
J Crew Operating Corp., Sr. Sub. Notes,
10.375%, 10/15/07                                                   6,350          6,556,375
Levi Strauss & Co., 7.00%, 11/1/06                                  4,805          4,726,919
Levi Strauss & Co., Sr. Notes, 11.625%, 1/15/08                     4,055          4,156,375
Perry Ellis International, Inc., Sr. Sub. Notes,
8.875%, 9/15/13                                                     1,965          2,112,375
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11(4)                   1,350          1,420,875
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13                      3,615          3,940,350
William Carter, Series B, 10.875%, 8/15/11                          5,778          6,500,250
--------------------------------------------------------------------------------------------
                                                                             $    30,698,944
--------------------------------------------------------------------------------------------

AUTO AND PARTS -- 2.2%

Dana Corp., 10.125%, 3/15/10                              $         2,190    $     2,480,175
Keystone Automotive Operations, Inc.,
Sr. Sub. Notes, 9.75%, 11/1/13                                      1,110          1,207,125
Metaldyne Corp., 11.00%, 6/15/12(4)                                 4,173          3,526,185
Metaldyne Corp., Sr. Notes, 10.00%, 11/1/13(4)                      2,285          2,193,600
Rexnord Corp., 10.125%, 12/15/12                                    1,665          1,889,775
Tenneco Automotive, Inc., Series B,
11.625%, 10/15/09                                                   7,780          8,305,150
Tenneco Automotive, Inc., Sr. Notes, Series B,
10.25%, 7/15/13                                                     3,955          4,627,350
TRW Automotive, Inc., Sr. Sub. Notes,
11.00%, 2/15/13                                                     2,142          2,559,690
United Components, Inc., Sr. Sub. Notes,
9.375%, 6/15/13                                                     1,670          1,820,300
--------------------------------------------------------------------------------------------
                                                                             $    28,609,350
--------------------------------------------------------------------------------------------

BROADCAST MEDIA -- 0.8%

Rainbow National Services, LLC, Sr. Notes,
8.75%, 9/1/12(4)                                          $         2,200    $     2,365,000
Rainbow National Services, LLC, Sr. Sub. Debs.,
10.375%, 9/1/14(4)                                                  7,875          8,623,125
--------------------------------------------------------------------------------------------
                                                                             $    10,988,125
--------------------------------------------------------------------------------------------

BROADCASTING AND CABLE -- 6.5%

Adelphia Communications, Sr. Notes,
10.25%, 11/1/06(3)                                        $         7,200    $     6,192,000
Adelphia Communications, Sr. Notes, Series B,
9.25%, 10/1/02(3)                                                   7,585          6,447,250

                        See notes to financial statements

                                                          PRINCIPAL
                                                          AMOUNT
SECURITY                                                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------------------
BROADCASTING AND CABLE (CONTINUED)

Avalon Cable Holdings LLC, Sr. Disc. Notes,
11.875%, 12/1/08                                          $           583    $       613,549
Cablevision Systems Corp., Sr. Notes,
8.00%, 4/15/12(4)                                                     415            448,200
Century Communications, Sr. Notes,
8.75%, 10/1/07(3)                                                   1,040          1,081,600
Century Communications, Sr. Notes,
8.875%, 1/15/07(3)                                                  4,915          5,209,900
Century Communications, Sr. Notes,
9.50%, 3/1/05(3)                                                    4,745          5,077,150
Charter Communication Holdings,
Sr. Disc. Notes, 12.125%, (0% until 2007), 1/15/12                    520            308,100
Charter Communication Holdings, Sr. Notes,
10.00%, 5/15/11                                                       885            712,425
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07                        15             16,237
CSC Holdings, Inc., Sr. Sub. Notes, 10.50%, 5/15/16                 5,540          6,357,150
Dex Media West LLC, Sr. Sub. Notes, 9.875%, 8/15/13                 6,976          8,284,000
Fisher Communications, Inc., Sr. Notes,
8.625%, 9/15/14(4)                                                  1,240          1,314,400
Insight Communications, Sr. Disc. Notes,
12.25%, (0% until 2006), 2/15/11                                   17,325         17,021,812
Kabel Deutschland GMBH, 10.625%, 7/1/14(4)                          7,785          8,758,125
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13                  2,760          2,018,250
Muzak Holdings LLC, 9.875%, 3/15/09                                   620            430,900
Muzak LLC/Muzak Finance, Sr. Notes,
10.00%, 2/15/09                                                     3,700          3,330,000
Nexstar Finance Holdings LLC, Inc., 12.00%, 4/1/08                    520            569,400
Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes,
11.375%, (0% until 2008), 4/1/13                                    6,345          4,917,375
Nextmedia Operating, Inc., 10.75%, 7/1/11                           1,650          1,858,312
Paxson Communications Corp.,
12.25%, (0% until 2006), 1/15/09                                    1,980          1,732,500
Sinclair Broadcast Group, Inc., Convertible Bond,
4.875%, 7/15/18                                                     1,275          1,144,312
--------------------------------------------------------------------------------------------
                                                                             $    83,842,947
--------------------------------------------------------------------------------------------

BUILDING AND CONSTRUCTION-MISCELLANEOUS -- 1.0%

Dayton Superior Corp., Sr. Notes, 10.75%, 9/15/08         $         1,240    $     1,326,800
Interline Brands, Inc., Sr. Sub. Notes,
11.50%, 5/15/11                                                     4,350          4,850,250
Ply Gem Industries, Inc., Sr. Sub. Notes,
9.00%, 2/15/12(4)                                                   2,135          2,140,337
Ply Gem Industries, Inc., Sr. Sub. Notes,
9.00%, 2/15/12(4)                                                   3,030          3,037,575
RMCC Acquisition Co., Sr. Sub. Notes,
9.50%, 11/1/12(4)                                                   1,880          1,917,600
--------------------------------------------------------------------------------------------
                                                                             $    13,272,562
--------------------------------------------------------------------------------------------

BUILDING MATERIALS -- 0.5%

Coleman Cable, Inc., Sr. Notes,
9.875%, 10/1/12(4)                                        $         1,325    $     1,371,375
Koppers, Inc., 9.875%, 10/15/13                                        60             68,100
Owens Corning, 7.50%, 8/1/18(3)                                     2,890          1,430,550
Owens Corning, 7.70%, 5/1/08(3)                                     2,700          1,343,250
THL Buildco (Nortek, Inc.), Sr. Sub. Notes,
8.50%, 9/1/14(4)                                                    2,670          2,843,550
--------------------------------------------------------------------------------------------
                                                                             $     7,056,825
--------------------------------------------------------------------------------------------

BUSINESS SERVICES -- 2.7%

Advanstar Communications, Inc., 10.75%, 8/15/10           $         6,120   $     6,854,400
Affinity Group, Inc., Sr. Sub. Notes, 9.00%, 2/15/12                3,815         4,101,125
ASG Consolidated, LLC/ASG Finance, Inc.,
Sr. Disc. Notes, 11.50%,
(0.00% until 2008), 11/1/11(4)                                      5,130         3,296,025
Coinmach Corp., Sr. Notes, 9.00%, 2/1/10                              810           842,400
Language Line, Inc., Sr. Sub. Notes,
11.125%, 6/15/12(4)                                                 1,740         1,870,500
Mobile Mini, Inc., 9.50%, 7/1/13                                    1,125         1,288,125
Norcross Safety Products LLC/Norcross Capital Corp.,
Sr. Sub. Notes, Series B, 9.875%, 8/15/11                           5,065         5,546,175
Synagro Technologies, Inc., Sr. Sub. Notes,
9.50%, 4/1/09                                                       1,360         1,458,600
United Rentals North America, Inc.,
6.50%, 2/15/12                                                      2,650         2,636,750
United Rentals North America, Inc., Sr. Sub. Notes,
7.00%, 2/15/14                                                      2,705         2,508,887
Vertis, Inc., Sub. Notes, 13.50%, 12/7/09(4)                        2,420         2,528,900
Williams Scotsman, Inc., Sr. Notes,
10.00%, 8/15/08                                                     1,595         1,746,525
--------------------------------------------------------------------------------------------
                                                                            $    34,678,412
--------------------------------------------------------------------------------------------

CHEMICALS -- 6.7%

Avecia Group PLC, 11.00%, 7/1/09                          $         7,160    $     6,766,200
BCP Caylux Holdings, Sr. Sub. Notes,
9.625%, 6/15/14(4)                                                  5,820          6,547,500
Borden U.S. Finance/Nova Scotia Finance, Sr. Notes,
9.00%, 7/15/14(4)                                                   2,130          2,340,337
Crystal US Holdings/US Holdings 3, LLC, Sr. Disc
Notes, 10.50%, (0.00% until 2009), 10/1/14(4)                       5,330          3,384,550
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11                       3,900          4,524,000
Hercules, Inc., 11.125%, 11/15/07                                   5,300          6,439,500
Huntsman Advanced Materials, Sr. Notes,
11.00%, 7/15/10(4)                                                    735            852,600

                        See notes to financial statements

                                                          PRINCIPAL
                                                          AMOUNT
SECURITY                                                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------------------
CHEMICALS (CONTINUED)

Huntsman International LLC, Sr. Notes,
9.875%, 3/1/09                                            $         1,960    $     2,185,400
Huntsman LLC, 11.625%, 10/15/10                                     4,085          4,835,619
IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13                        6,000          7,605,000
Innophos, Inc., Sr. Sub. Notes,
8.875%, 8/15/14(4)                                                  1,335          1,445,137
Lyondell Chemical Co., 9.50%, 12/15/08                                515            563,925
Lyondell Chemical Co., 9.50%, 12/15/08                              2,665          2,918,175
Lyondell Chemical Co., Series A, 9.625%, 5/1/07                       660            727,650
Lyondell Chemical Co., Sr. Notes, 10.50%, 6/1/13                    4,680          5,545,800
Nalco Co., Sr. Sub. Notes, 8.875%, 11/15/13(4)                      3,310          3,645,137
OM Group, Inc., 9.25%, 12/15/11                                    10,260         10,785,825
Polyone Corp., Sr. Notes, 8.875%, 5/1/12                            2,770          2,970,825
Rhodia SA, Sr. Notes, 10.25%, 6/1/10                               10,015         10,916,350
Rockwood Specialties Group, Sr. Sub. Notes,
10.625%, 5/15/11                                                    1,855          2,068,325
--------------------------------------------------------------------------------------------
                                                                             $    87,067,855
--------------------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES -- 1.0%

UGS Corp., Sr. Sub. Notes, 10.00%, 6/1/12(4)              $        11,700    $    13,162,500
--------------------------------------------------------------------------------------------
                                                                             $    13,162,500
--------------------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 0.9%
Alderwoods Group, Inc., Sr. Notes,
7.75%, 9/15/12(4)                                         $         1,320    $     1,432,200
Amscan Holdings, Inc., Sr. Sub. Notes,
8.75%, 5/1/14(4)                                                      495            499,950
Fedders North America, Inc., 9.875%, 3/1/14                         2,982          2,415,420
Jostens Holding Corp., Sr. Disc. Notes,
10.25%, 12/1/13                                                     1,380            969,450
Rayovac Corp., Sr. Sub. Notes, 8.50%, 10/1/13                         880            970,200
Riddell Bell Holdings, Sr. Sub. Notes,
8.375%, 10/1/12(4)                                                    530            549,875
Samsonite Corp., Sr. Sub. Notes, 8.875%, 6/1/11                     4,465          4,777,550
--------------------------------------------------------------------------------------------
                                                                             $    11,614,645
--------------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING -- 1.9%

Crown Euro Holdings SA, 9.50%, 3/1/11                     $         1,625    $     1,860,625
Crown Euro Holdings SA, 10.875%, 3/1/13                             5,755          6,862,837
Graham Packaging Co., Sr. Notes,
8.50%, 10/15/12(4)                                                  1,060          1,118,300
Graham Packaging Co., Sr. Sub. Notes,
9.875%, 10/15/14(4)                                                 2,115          2,252,475
Intertape Polymer US, Inc., Sr. Sub. Notes,
8.50%, 8/1/14(4)                                          $         3,945    $     3,940,069
Pliant Corp., 11.125%, (0% until 2006), 6/15/09                     3,065          2,743,175
Pliant Corp., 11.125%, 9/1/09                                       2,010          2,170,800
Tekni-Plex, Inc., Series B, 12.75%, 6/15/10                           275            207,625
Tekni-Plex, Inc., Sr. Notes, 8.75%, 11/15/13(4)                     1,940          1,859,975
US Can Corp., Sr. Notes, 10.875%, 7/15/10                           1,220          1,244,400
--------------------------------------------------------------------------------------------
                                                                             $    24,260,281
--------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT -- 0.4%

Danka Business Systems, Sr. Notes,
11.00%, 6/15/10                                           $         3,125    $     3,296,875
Hexcel Corp., 9.875%, 10/1/08                                       1,090          1,226,250
Hexcel Corp., Sr. Sub. Notes, 9.75%, 1/15/09                          780            824,850
--------------------------------------------------------------------------------------------
                                                                             $     5,347,975
--------------------------------------------------------------------------------------------

ENERGY SERVICES -- 0.9%

Port Arthur Finance Corp., 12.50%, 1/15/09                $         9,402    $    11,047,162
--------------------------------------------------------------------------------------------
                                                                             $    11,047,162
--------------------------------------------------------------------------------------------

ENGINEERING -- 0.1%

Shaw Group, Inc., Sr. Notes, 10.75%, 3/15/10              $         1,475    $     1,581,937
--------------------------------------------------------------------------------------------
                                                                             $     1,581,937
--------------------------------------------------------------------------------------------

ENTERTAINMENT -- 2.6%

LCE Acquisition Corp., Sr. Sub. Notes,
9.00%, 8/1/14(4)                                          $         5,995    $     6,309,737
Marquee Holdings, Inc., Sr. Disc. Notes, 12.00%,
(0.00% until 2009), 8/15/14(4)                                      7,210          4,470,200
Marquee, Inc., Sr. Notes, 8.625%, 8/15/12(4)                        3,995          4,384,512
Royal Caribbean Cruises, Sr. Debs., 7.25%, 3/15/18                  1,570          1,715,225
Royal Caribbean Cruises, Sr. Notes, 8.75%, 2/2/11                   1,210          1,445,950
Six Flags, Inc., Sr. Notes, 8.875%, 2/1/10                          3,743          3,602,637
Six Flags, Inc., Sr. Notes, 9.625%, 6/1/14                          1,155          1,108,800
True Temper Sports, Inc., Sr. Sub. Notes,
8.375%, 9/15/11                                                       805            736,575
Universal City Development Partners, Sr. Notes,
11.75%, 4/1/10                                                      8,270          9,675,900
--------------------------------------------------------------------------------------------
                                                                             $    33,449,536
--------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                          PRINCIPAL
                                                          AMOUNT
SECURITY                                                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------------------
FOOD, BEVERAGES AND TOBACCO -- 0.2%

WH Holdings Ltd./WH Capital Corp., Sr. Notes,
9.50%, 4/1/11                                             $         2,150    $     2,365,000
--------------------------------------------------------------------------------------------
                                                                             $     2,365,000
--------------------------------------------------------------------------------------------

FOODS -- 1.4%

American Seafood Group LLC, 10.125%, 4/15/10              $         5,665    $     6,061,550
Merisant Co., Sr. Notes, 9.75%, 7/15/13(4)                          1,815          1,697,025
Michael Foods, Sr. Sub. Notes, 8.00%, 11/15/13                      1,240          1,314,400
Pinnacle Foods Holdings Corp., Sr. Sub. Notes,
8.25%, 12/1/13(4)                                                     275            261,250
Pinnacle Foods Holdings Corp., Sr. Sub. Notes,
8.25%, 12/1/13(4)                                                   1,370          1,301,500
UAP Holding Corp., Sr. Disc. Notes,
10.75%, (0% until 2008), 7/15/12(4)                                 6,370          4,904,900
United Agricultural Products, Sr. Notes,
8.25%, 12/15/11(4)                                                  1,805          1,958,425
--------------------------------------------------------------------------------------------
                                                                             $    17,499,050
--------------------------------------------------------------------------------------------

GAMING -- 1.9%

Chukchansi EDA, Sr. Notes, 14.50%, 6/15/09(4)             $         7,220    $     9,133,300
OED Corp./Diamond Jo LLC, 8.75%, 4/15/12(4)                         4,355          4,115,475
Seneca Gaming Corp., Sr. Notes, 7.25%, 5/1/12(4)                    2,860          3,031,600
Trump Holdings and Funding, Sr. Notes,
11.625%, 3/15/10                                                    7,780          8,324,600
--------------------------------------------------------------------------------------------
                                                                             $    24,604,975
--------------------------------------------------------------------------------------------

HEALTH SERVICES -- 4.5%

Ardent Health Services, Inc., Sr. Sub. Notes,
10.00%, 8/15/13                                           $         4,345    $     4,464,487
Healthsouth Corp., 7.625%, 6/1/12                                   2,715          2,647,125
Healthsouth Corp., Sr. Notes, 8.375%, 10/1/11                       6,315          6,330,787
Magellan Health Services, Inc., Sr. Notes, Series A,
9.375%, 11/15/08                                                    3,614          3,930,105
National Mentor, Inc., Sr. Sub. Notes,
9.625%, 12/1/12(4)                                                  1,580          1,627,400
National Nephrology Association, Sr. Sub. Notes,
9.00%, 11/1/11(4)                                                   1,420          1,647,200
Pacificare Health System, 10.75%, 6/1/09                            3,127          3,619,502
Quintiles Transnational Corp., Sr. Sub. Notes,
10.00%, 10/1/13                                                     8,415          9,214,425
Rotech Healthcare, Inc., 9.50%, 4/1/12                              1,575          1,724,625
Tenet Healthcare Corp., Sr. Notes, 9.875%, 7/1/14(4)                8,045          8,467,362
US Oncology, Inc., Sr. Notes, 9.00%, 8/15/12(4)                     2,665          2,891,525
US Oncology, Inc., Sr. Sub. Notes, 10.75%, 8/15/14(4)               5,315          5,819,925
Vanguard Health Holdings II, Sr. Sub. Notes,
9.00%, 10/1/14(4)                                         $         5,965    $     6,263,250
--------------------------------------------------------------------------------------------
                                                                             $    58,647,718
--------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 0.1%

Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14            $           745    $       810,187
--------------------------------------------------------------------------------------------
                                                                             $       810,187
--------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 0.4%

New ASAT (Finance) Ltd., Sr. Notes,
9.25%, 2/1/11(4)                                          $         2,875    $     2,530,000
Stratus Technologies, Inc., Sr. Notes,
10.375%, 12/1/08                                                    3,023          2,584,665
--------------------------------------------------------------------------------------------
                                                                             $     5,114,665
--------------------------------------------------------------------------------------------

INVESTMENT SERVICES -- 0.7%

E*Trade Financial Corp., Sr. Notes,
8.00%, 6/15/11(4)                                         $         2,875    $     3,047,500
Refco Finance Holdings, LLC, Sr. Sub. Notes,
9.00%, 8/1/12(4)                                                    6,005          6,515,425
--------------------------------------------------------------------------------------------
                                                                             $     9,562,925
--------------------------------------------------------------------------------------------

LODGING -- 0.2%

Felcor Lodging L.P., Sr. Notes, Variable Rate,
5.84%, 6/1/11(4)                                          $         1,660    $     1,722,250
Host Marriott L.P., Series I, 9.50%, 1/15/07                          315            351,225
--------------------------------------------------------------------------------------------
                                                                             $     2,073,475
--------------------------------------------------------------------------------------------

LODGING AND GAMING -- 4.0%

Ameristar Casinos, Inc., 10.75%, 2/15/09                  $         1,885    $     2,158,325
Hollywood Casino Shreveport, First Mortgage Bonds,
13.00%, 8/1/06(3)                                                   1,175          1,000,219
Inn of the Mountain Gods, Sr. Notes,
12.00%, 11/15/10                                                    4,180          4,869,700
Kerzner International Hotels, Sr. Sub. Notes,
8.875%, 8/15/11                                                     5,600          6,202,000
Majestic Star Casino LLC, 9.50%, 10/15/10                           4,365          4,528,687
MGM Grand, Inc., 6.875%, 2/6/08                                     1,345          1,471,094
MTR Gaming Group, Series B, 9.75%, 4/1/10                           2,555          2,772,175
Premier Entertainment Biloxi, LLC/Premier Finance
Biloxi Corp., 10.75%, 2/1/12(4)                                       550            588,500
Trump Atlantic City Associates, Inc.,
11.25%, 5/1/06(3)                                                   6,815          6,014,237

                        See notes to financial statements

                                                          PRINCIPAL
                                                          AMOUNT
SECURITY                                                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------------------
LODGING AND GAMING (CONTINUED)

Venetian Casino/Las Vegas Sands,
11.00%, 6/15/10                                           $         9,140    $    10,545,275
Waterford Gaming LLC, Sr. Notes,
8.625%, 9/15/12(4)                                                 10,806         11,548,912
--------------------------------------------------------------------------------------------
                                                                             $    51,699,124
--------------------------------------------------------------------------------------------

MACHINERY -- 2.8%

Case New Holland, Inc., Sr. Notes,
9.25%, 8/1/11(4)                                          $         3,720    $     4,259,400
Dresser-Rand Group, Inc., Sr. Sub. Notes,
7.375%, 11/1/14(4)                                                  5,645          5,941,362
Flowserve Corp., 12.25%, 8/15/10                                    4,065          4,583,287
Manitowoc Co., Inc. (The), 10.50%, 8/1/12                             905          1,050,931
Milacron Escrow Corp., 11.50%, 5/15/11(4)                           5,355          5,595,975
Terex Corp., 10.375%, 4/1/11                                        7,215          8,152,950
Thermadyne Holdings Corp., Sr. Sub. Notes,
9.25%, 2/1/14                                                       6,742          6,438,610
--------------------------------------------------------------------------------------------
                                                                             $    36,022,515
--------------------------------------------------------------------------------------------

MANUFACTURING -- 3.0%

Aearo Co. I, Sr. Sub. Notes, 8.25%, 4/15/12(4)            $         1,905    $     1,981,200
Amsted Industries, Inc., Sr. Notes,
10.25%, 10/15/11(4)                                                 7,765          8,580,325
Dresser, Inc., 9.375%, 4/15/11                                      4,350          4,850,250
MAAX Corp., Sr. Sub. Notes, 9.75%, 6/15/12(4)                       1,365          1,474,200
Mueller Group, Inc., Sr. Sub. Notes,
10.00%, 5/1/12(4)                                                   2,685          2,913,225
Mueller Holdings, Inc., Disc. Notes,
14.75%, (0.00% until 2009), 4/15/14(4)                              2,325          1,499,625
Oxford Industries, Inc., Sr. Notes,
8.875%, 6/1/11(4)                                                   5,490          5,956,650
Roller Bearing Holdings Co., Sr. Disc. Notes,
13.00%, 6/15/09(4)                                                 11,485         11,772,125
Venture Holding Trust, Sr. Notes, 9.50%, 7/1/05(3)                  3,811            171,495
--------------------------------------------------------------------------------------------
                                                                             $    39,199,095
--------------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 1.4%

Inverness Medical Innovations, Inc., Sr. Sub. Notes,
8.75%, 2/15/12(4)                                         $         3,715    $     3,845,025
Medical Device Manufacturing, Inc., Sr. Sub. Notes,
10.00%, 7/15/12(4)                                                  2,850          3,063,750
Medquest, Inc., 11.875%, 8/15/12                                    6,185          7,205,525
VWR International, Inc., Sr. Sub. Notes,
8.00%, 4/15/14(4)                                         $         3,755    $     4,046,012
--------------------------------------------------------------------------------------------
                                                                             $    18,160,312
--------------------------------------------------------------------------------------------

METALS-INDUSTRIAL -- 0.1%

General Cable Corp., Sr. Notes,
9.50%, 11/15/10                                           $         1,655    $     1,878,425
--------------------------------------------------------------------------------------------
                                                                             $     1,878,425
--------------------------------------------------------------------------------------------

METALS-STEEL -- 0.4%

Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14(4)             $         4,485    $     5,471,700
--------------------------------------------------------------------------------------------
                                                                             $     5,471,700
--------------------------------------------------------------------------------------------

MINING-COAL -- 0.1%

Alpha Natural Resources, Sr. Notes,
10.00%, 6/1/12(4)                                         $         1,665    $     1,856,475
--------------------------------------------------------------------------------------------
                                                                             $     1,856,475
--------------------------------------------------------------------------------------------

OIL AND GAS-EQUIPMENT AND SERVICES -- 5.6%

ANR Pipeline Co., 8.875%, 3/15/10                         $         1,600    $     1,804,000
Dynegy Holdings, Inc., Sr. Notes,
10.125%, 7/15/13(4)                                                10,645         12,454,650
El Paso CGP Co., Sr. Debs., 9.625%, 5/15/12                         2,880          3,146,400
El Paso Corp., Sr. Notes, 7.00%, 5/15/11                              810            818,100
Giant Industries, 8.00%, 5/15/14                                    2,845          2,980,137
Hanover Compressor Co., Sr. Notes,
8.625%, 12/15/10                                                    2,120          2,342,600
Hanover Compressor Co., Sr. Sub. Notes,
0.00%, 3/31/07                                                      7,930          6,780,150
MarkWest Energy Partners, L.P./MarkWest Energy
Finance Corp., Sr. Notes, 6.875%, 11/1/14(4)                        1,315          1,347,875
NGC Corp., Sr. Debs., 7.125%, 5/15/18                               1,075            956,750
NGC Corp., Sr. Debs., 7.625%, 10/15/26                              3,075          2,698,312
Northwest Pipeline Corp., 8.125%, 3/1/10                              825            929,156
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13                     1,615          1,804,763
Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13                    5,035          5,966,475
Premcor Refining Group, Sr. Sub. Notes,
7.75%, 2/1/12                                                       1,385          1,540,813
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08                        4,602          4,717,050
SESI, LLC, 8.875%, 5/15/11                                         11,063         12,169,300
Southern Natural Gas, 8.875%, 3/15/10                               1,200          1,357,500

                        See notes to financial statements

                                                          PRINCIPAL
                                                          AMOUNT
SECURITY                                                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------------------
OIL AND GAS-EQUIPMENT AND SERVICES (CONTINUED)

Transmontaigne, Inc., Sr. Sub. Notes,
9.125%, 6/1/10                                            $         5,280    $     5,900,400
United Refining Co., Sr. Notes,
10.50%, 8/15/12(4)                                                  2,915          2,966,013
--------------------------------------------------------------------------------------------
                                                                             $    72,680,444
--------------------------------------------------------------------------------------------

OIL AND GAS-EXPLORATION AND PRODUCTION -- 1.1%

Belden & Blake Corp., Sr. Notes,
8.75%, 7/15/12(4)                                         $           810    $       878,850
Denbury Resources, Inc., 7.50%, 4/1/13                                135            147,150
El Paso Production Holding Co., 7.75%, 6/1/13                       2,810          2,943,475
Harvest Operations Corp., Sr. Notes,
7.875%, 10/15/11(4)                                                 4,205          4,378,456
Petrobras International Finance Co.,
7.75%, 9/15/14                                                      3,360          3,381,000
Petrobras International Finance, Sr. Notes,
9.125%, 7/2/13                                                      1,925          2,107,875
--------------------------------------------------------------------------------------------
                                                                             $    13,836,806
--------------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 2.7%

Ainsworth Lumber, Sr. Notes, 7.25%, 10/1/12(4)            $         2,650    $     2,696,375
Boise Cascade, LLC, Sr. Notes, Variable Rate,
5.005%, 10/15/12(4)                                                 1,845          1,895,738
Boise Cascade, LLC, Sr. Sub. Notes,
7.125%, 10/15/14(4)                                                 2,375          2,490,919
Caraustar Industries, Inc., Sr. Sub. Notes,
9.875%, 4/1/11                                                      5,630          6,136,700
Georgia-Pacific Corp., 9.375%, 2/1/13                               2,445          2,891,213
Georgia-Pacific Corp., 9.50%, 12/1/11                               5,330          6,662,500
Longview Fibre Co., Sr. Sub. Notes,
10.00%, 1/15/09                                                     2,495          2,750,738
MDP Acquisitions/JSG Funding PLC, Sr. Notes,
9.625%, 10/1/12                                                     4,325          4,952,125
Newark Group, Inc., Sr. Sub. Notes,
9.75%, 3/15/14(4)                                                   4,575          4,780,875
--------------------------------------------------------------------------------------------
                                                                             $    35,257,183
--------------------------------------------------------------------------------------------

PRINTING AND BUSINESS PRODUCTS -- 0.8%

Merrill Corp., Series A, (PIK), 12.00%, 5/1/09            $         1,780    $     1,896,157
Merrill Corp., Series B, (PIK), 12.00%, 5/1/09                      8,212          8,745,304
Xerox Corp., Sr. Notes, 7.125%, 6/15/10                                55             59,813
--------------------------------------------------------------------------------------------
                                                                             $    10,701,274
--------------------------------------------------------------------------------------------

PRINTING OR PUBLISHING-DIVERSIFICATION -- 1.2%

Hollinger Participation Trust, Sr. Notes, (PIK),
12.125%, 11/15/10(4)                                      $        12,990    $    15,912,995
--------------------------------------------------------------------------------------------
                                                                             $    15,912,995
--------------------------------------------------------------------------------------------

PUBLISHING -- 1.9%

Advertising Direct Solutions, Sr. Notes,
9.25%, 11/15/12(4)                                        $         1,055    $     1,106,431
American Media Operations, Inc., Series B,
10.25%, 5/1/09                                                      5,229          5,529,668
CanWest Media, Inc., Sr. Sub. Notes,
10.625%, 5/15/11                                                    5,310          6,026,850
CBD Media, Inc., Sr. Sub. Notes, 8.625%, 6/1/11                     1,615          1,699,788
Houghton Mifflin Co., Sr. Sub. Notes,
9.875%, 2/1/13                                                      3,750          4,087,500
Liberty Group Operating, 9.375%, 2/1/08                             4,065          4,115,813
Primedia, Inc., 8.875%, 5/15/11                                     2,310          2,419,725
--------------------------------------------------------------------------------------------
                                                                             $    24,985,775
--------------------------------------------------------------------------------------------

RECYCLING -- 0.1%

IMCO Recycling, Sr. Notes, 9.00%, 11/15/14(4)             $         1,315    $     1,315,000
--------------------------------------------------------------------------------------------
                                                                             $     1,315,000
--------------------------------------------------------------------------------------------

REITS -- 0.2%

CB Richard Ellis Services, Inc., Sr. Notes,
9.75%, 5/15/10                                            $         1,248    $     1,428,960
Omega Healthcare Investors, Inc., Sr. Notes,
7.00%, 4/1/14(4)                                                    1,340          1,380,200
--------------------------------------------------------------------------------------------
                                                                             $     2,809,160
--------------------------------------------------------------------------------------------

RETAIL -- 0.7%

Jafra Cosmetics International, 10.75%, 5/15/11            $         1,935    $     2,215,575
PCA LLC/PCA Finance Corp., Sr. Notes,
11.875%, 8/1/09                                                     6,511          6,218,005
--------------------------------------------------------------------------------------------
                                                                             $     8,433,580
--------------------------------------------------------------------------------------------

RETAIL-APPAREL -- 0.3%

Mothers Work, Inc., 11.25%, 8/1/10                        $         3,495    $     3,372,675
--------------------------------------------------------------------------------------------
                                                                             $     3,372,675
--------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                          PRINCIPAL
                                                          AMOUNT
SECURITY                                                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------------------
RETAIL-FOOD AND DRUG -- 1.2%

General Nutrition Centers, Sr. Sub. Notes,
8.50%, 12/1/10(4)                                         $         1,380    $     1,397,250
Jean Coutu Group, Inc., Sr. Sub. Notes,
8.50%, 8/1/14(4)                                                    9,310          9,542,750
Pierre Foods, Inc., Sr. Sub. Notes,
9.875%, 7/15/12(4)                                                  3,900          3,978,000
--------------------------------------------------------------------------------------------
                                                                             $    14,918,000
--------------------------------------------------------------------------------------------

RETAIL-SPECIALTY -- 0.2%

Home Interiors & Gifts, Inc., 10.025%, 6/1/08             $         2,620    $     2,266,300
--------------------------------------------------------------------------------------------
                                                                             $     2,266,300
--------------------------------------------------------------------------------------------

RETAIL-TRUCK STOP -- 0.2%

Petro Stopping Centers LP/Petro Financial Corp.,
Sr. Notes, 9.00%, 2/15/12                                 $         2,055    $     2,209,125
--------------------------------------------------------------------------------------------
                                                                             $     2,209,125
--------------------------------------------------------------------------------------------

SEMICONDUCTORS -- 2.0%

Advanced Micro Devices, Inc., Sr. Notes,
7.75%, 11/1/12(4)                                         $         9,745    $     9,818,088
AMI Semiconductor, Inc., Sr. Sub. Notes,
10.75%, 2/1/13                                                      2,884          3,395,910
Amkor Technologies, Inc., 5.75%, 6/1/06                             1,315          1,255,825
Amkor Technologies, Inc., Sr. Notes,
7.125%, 3/15/11                                                     1,985          1,721,988
Amkor Technologies, Inc., Sr. Notes,
7.75%, 5/15/13                                                     10,470          9,082,725
--------------------------------------------------------------------------------------------
                                                                             $    25,274,536
--------------------------------------------------------------------------------------------

SERVICES -- 0.1%

Allied Security Escrow, Sr. Sub. Notes,
11.375%, 7/15/11(4)                                       $           810    $       854,550
--------------------------------------------------------------------------------------------
                                                                             $       854,550
--------------------------------------------------------------------------------------------

SERVICES-MOVERS -- 0.3%

Amerco, Inc., 9.00%, 3/15/09                              $         3,725    $     3,948,500
--------------------------------------------------------------------------------------------
                                                                             $     3,948,500
--------------------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT -- 1.8%

Inmarsat Finance PLC, 7.625%, 6/30/12                     $         6,596    $     6,694,940
Nortel Networks Ltd., 4.25%, 9/1/08                                14,280         13,798,050
Nortel Networks Ltd., 6.125%, 2/15/06                     $         2,530    $     2,599,575
--------------------------------------------------------------------------------------------
                                                                             $    23,092,565
--------------------------------------------------------------------------------------------

TELECOMMUNICATIONS -- 0.4%

PanAmSat Corp., Sr. Notes, 9.00%, 8/15/14(4)              $         5,315    $     5,660,475
--------------------------------------------------------------------------------------------
                                                                             $     5,660,475
--------------------------------------------------------------------------------------------

TOBACCO -- 0.2%

North Atlantic Trading Co., Sr. Notes, 9.25%, 3/1/12      $         2,285    $     2,227,875
--------------------------------------------------------------------------------------------
                                                                             $     2,227,875
--------------------------------------------------------------------------------------------

TRANSPORTATION -- 0.7%

Horizon Lines, LLC, 9.00%, 11/1/12(4)                     $         2,835    $     3,079,519
OMI Corp., Sr. Notes, 7.625%, 12/1/13                               4,005          4,250,306
Petroleum Helicopters, Series B, 9.375%, 5/1/09                       220            238,975
Quality Distribution LLC/QD Capital Corp.,
9.00%, 11/15/10(4)                                                  1,145          1,072,006
--------------------------------------------------------------------------------------------
                                                                             $     8,640,806
--------------------------------------------------------------------------------------------

UTILITIES -- 1.7%

Illinois Power, 7.50%, 6/15/09                            $         1,760    $     2,020,017
National Waterworks, Inc., Series B, 10.50%, 12/1/12                2,925          3,297,938
Northwestern Corp., Sr. Notes, 5.875%, 11/1/14(4)                     525            544,031
NRG Energy, Inc., Sr. Notes, 8.00%, 12/15/13(4)                     5,475          6,056,719
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10               6,490          8,209,850
Reliant Energy, Inc., 9.25%, 7/15/10                                1,200          1,338,000
--------------------------------------------------------------------------------------------
                                                                             $    21,466,555
--------------------------------------------------------------------------------------------

UTILITY-ELECTRIC POWER GENERATION -- 3.7%

AES Corp., 10.00%, 7/15/05(4)                             $         1,417    $     1,437,774
AES Corp., Sr. Notes, 8.75%, 6/15/08                                5,550          6,146,625
AES Corp., Sr. Notes, 8.75%, 5/15/13(4)                             3,535          4,100,600
AES Corp., Sr. Notes, 8.875%, 2/15/11                                 457            528,406
AES Corp., Sr. Notes, 9.00%, 5/15/15(4)                             1,585          1,854,450
AES Corp., Sr. Notes, 9.375%, 9/15/10                               3,519          4,134,825
AES Corp., Sr. Sub. Notes, 8.50%, 11/1/07                           3,305          3,412,413
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17                      2,596          2,922,198
Calpine Corp., 8.75%, 7/15/13(4)                                    5,645          4,120,850
Calpine Corp., Sr. Notes, 7.625%, 4/15/06                           6,935          6,484,225
Calpine Corp., Sr. Notes, 8.25%, 8/15/05                            6,505          6,391,163
Calpine Corp., Sr. Notes, 8.50%, 7/15/10(4)                         2,205          1,631,700
Calpine Corp., Sr. Notes, 8.75%, 7/15/07                              550            396,000

                        See notes to financial statements

                                                          PRINCIPAL
                                                          AMOUNT
SECURITY                                                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------------------
UTILITY-ELECTRIC POWER GENERATION (CONTINUED)

Calpine Corp., Sr. Notes, 10.50%, 5/15/06                 $         1,060    $     1,009,650
Mission Energy Holding Co., 13.50%, 7/15/08                         2,515          3,200,338
--------------------------------------------------------------------------------------------
                                                                             $    47,771,217
--------------------------------------------------------------------------------------------

WASTE MANAGEMENT -- 0.5%

Allied Waste Industries, Series B, 9.25%, 9/1/12          $           305    $       330,925
Waste Services, Inc., Sr. Sub. Notes,
9.50%, 4/15/14(4)                                                   6,150          5,811,750
--------------------------------------------------------------------------------------------
                                                                             $     6,142,675
--------------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 6.1%

AirGate PCS, Inc., Sr. Notes, Variable Rate,
5.85%, 10/15/11(4)                                        $         1,350    $     1,390,500
American Tower Corp., Sr. Notes,
9.375%, 2/1/09                                                      4,298          4,566,625
Centennial Cellular Operating Co., LLC,
Sr. Sub. Notes, 10.75%, 12/15/08                                      830            867,350
Centennial Cellular Operating Co./Centennial
Communications Corp., Sr. Notes,
10.125%, 6/15/13                                                   12,265         13,368,850
Crown Castle International Corp., Sr. Disc. Notes,
11.25%, 8/1/11                                                      1,465          1,540,081
Crown Castle International Corp., Sr. Notes,
10.75%, 8/1/11                                                        315            350,438
Dobson Cellular Systems, Inc., Variable Rate,
6.95%, 11/1/11(4)                                                   1,315          1,357,738
IWO Holdings, Inc., 14.00%, 1/15/11(3)                              7,490          3,333,050
LCI International, Inc., Sr. Notes,
7.25%, 6/15/07                                                      7,595          7,006,388
Nextel Communications, Inc., Sr. Notes,
7.375%, 8/1/15                                                        420            468,300
Nextel Partners, Inc., Sr. Notes,
12.50%, 11/15/09                                                    3,698          4,248,078
Ono Finance PLC, Sr. Notes,
14.00%, 7/15/10                                           EUR       1,840          2,598,035
Ono Finance PLC, Sr. Notes,
14.00%, 2/15/11                                                     3,672          4,241,160
Ono Finance PLC, Sr. Notes,
14.00%, 2/15/11                                           EUR       1,935          2,701,405
PTC International Finance II SA,
11.25%, 12/1/09                                           EUR       3,010          4,072,188
SBA Telecommunications, Sr. Disc. Notes,
9.75%, (0.00% until 2007), 12/15/11                                 3,170          2,686,575
Telemig Celular SA/Amazonia Celular SA,
8.75%, 1/20/09(4)                                                   2,030          2,030,000
TSI Telecommunication, Series B, 12.75%, 2/1/09           $         1,605    $     1,805,625
UbiquiTel Operating Co., Sr. Notes, 9.875%, 3/1/11                  3,335          3,626,813
US Unwired, Inc., Series B, 10.00%, 6/15/12                         4,655          5,062,313
Western Wireless Corp., Sr. Notes, 9.25%, 7/15/13                  10,310         11,031,700
--------------------------------------------------------------------------------------------
                                                                             $    78,353,212
--------------------------------------------------------------------------------------------

WIRELESS COMMUNICATIONS -- 1.0%

Alamosa Delaware, Inc., Sr. Disc. Notes,
12.00%, (0.00% until 2005), 7/31/09                       $         1,625    $     1,738,750
Alamosa Delaware, Inc., Sr. Notes,
8.50%, 1/31/12                                                      2,105          2,241,825
Alamosa Delaware, Inc., Sr. Notes,
11.00%, 7/31/10                                                     2,790          3,278,250
New Skies Satellites NV, Sr. Notes, Variable Rate,
7.438%, 11/1/11(4)                                                  2,525          2,569,188
New Skies Satellites NV, Sr. Sub. Notes,
9.125%, 11/1/12(4)                                                  3,365          3,457,538
--------------------------------------------------------------------------------------------
                                                                             $    13,285,551
--------------------------------------------------------------------------------------------

WIRELINE COMMUNICATION SERVICES -- 1.0%

Qwest Capital Funding, Inc., 7.00%, 8/3/09                $         1,160    $     1,110,700
Qwest Capital Funding, Inc., 7.75%, 8/15/06                         1,885          1,946,263
Qwest Capital Funding, Inc., 7.90%, 8/15/10                           880            855,800
Qwest Services Corp., 14.00%, 12/15/10(4)                           7,290          8,693,325
U.S. West Communications, Debs.,
7.20%, 11/10/26                                                       585            523,575
--------------------------------------------------------------------------------------------
                                                                             $    13,129,663
--------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS & NOTES
   (IDENTIFIED COST $1,084,269,500)                                          $ 1,151,304,368
--------------------------------------------------------------------------------------------

CONVERTIBLE BONDS-- 0.2%

                                                          PRINCIPAL
                                                          AMOUNT
SECURITY                                                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------------------
Kerzner International Ltd., 2.375%, 4/15/24(4)            $         2,720    $     2,900,200
--------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
   (IDENTIFIED COST, $2,720,000)                                             $     2,900,200
--------------------------------------------------------------------------------------------

                        See notes to financial statements

COMMON STOCKS -- 1.0%

SECURITY                                                      SHARES         VALUE
--------------------------------------------------------------------------------------------
BROADCASTING AND CABLE -- 0.5%

Telewest Global, Inc.(5)                                          454,409    $     5,589,231
--------------------------------------------------------------------------------------------
                                                                             $     5,589,231
--------------------------------------------------------------------------------------------

CHEMICALS -- 0.0%

Texas Petrochemicals, Inc.(5)(6)                                   31,074    $       321,616
--------------------------------------------------------------------------------------------
                                                                             $       321,616
--------------------------------------------------------------------------------------------

LODGING AND GAMING -- 0.0%

Peninsula Gaming LLC, Convertible Preferred
Membership Interests(5)(7)                                         25,351    $       152,107
--------------------------------------------------------------------------------------------
                                                                             $       152,107
--------------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 0.5%

Crown Castle International Corp.(5)                                26,415    $       404,413
NTL, Inc.(5)                                                       85,015          5,654,348
--------------------------------------------------------------------------------------------
                                                                             $     6,058,761
--------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $10,625,118)                                             $    12,121,715
--------------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.9%

SECURITY                                                      SHARES         VALUE
--------------------------------------------------------------------------------------------
OIL AND GAS-EQUIPMENT AND SERVICES -- 0.3%

Chesapeake Energy Corp.                                            11,225    $     1,310,518
Williams Holdings of Delaware(4)                                   45,592          3,316,818
--------------------------------------------------------------------------------------------
                                                                             $     4,627,336
--------------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 0.6%

Crown Castle International Corp., (PIK)                           152,605    $     7,286,889
--------------------------------------------------------------------------------------------
                                                                             $     7,286,889
--------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS
   (IDENTIFIED COST $10,133,153)                                             $    11,914,225
--------------------------------------------------------------------------------------------

WARRANTS -- 0.1%

SECURITY                                                      SHARES         VALUE
--------------------------------------------------------------------------------------------
EXERCISE EQUIPMENT -- 0.0%

HF Holdings, Inc., Exp. 9/27/09(5)(6)                              13,600    $             0
--------------------------------------------------------------------------------------------
                                                                             $             0
--------------------------------------------------------------------------------------------

MANUFACTURING -- 0.0%

Mueller Holdings, Inc., Exp. 4/15/14(4)(5)                          2,325    $       140,663
--------------------------------------------------------------------------------------------
                                                                             $       140,663
--------------------------------------------------------------------------------------------

PRINTING AND BUSINESS PRODUCTS -- 0.0%

Merrill Corp., Class A, Exp. 1/1/10(5)(6)                           9,547    $             0
--------------------------------------------------------------------------------------------
                                                                             $             0
--------------------------------------------------------------------------------------------

RESTAURANTS -- 0.0%

New World Coffee, Exp. 6/15/06(5)(7)                                1,244    $            13
--------------------------------------------------------------------------------------------
                                                                             $            13
--------------------------------------------------------------------------------------------

SEMICONDUCTORS -- 0.0%

Asat Finance, Exp. 11/1/06(4)(5)(6)                                 5,660    $        13,131
--------------------------------------------------------------------------------------------
                                                                             $        13,131
--------------------------------------------------------------------------------------------

TRANSPORTATION -- 0.0%

Quality Distribution, Inc., Exp.1/15/07(5)(6)                       3,266    $        13,652
--------------------------------------------------------------------------------------------
                                                                             $        13,652
--------------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 0.1%

American Tower Corp., Exp. 8/1/08(4)(5)                             5,070    $     1,067,235
Ono Finance PLC, Exp. 3/16/11(4)(5)(6)                              3,370                  0
Ono Finance PLC, Exp. 5/31/09(5)(6)                                 9,690                  0
Ono Finance PLC, Exp. 5/31/09(5)(6)                                 3,390                  0
--------------------------------------------------------------------------------------------
                                                                             $     1,067,235
--------------------------------------------------------------------------------------------

TOTAL WARRANTS
   (IDENTIFIED COST $1,182,468)                                              $     1,234,694
--------------------------------------------------------------------------------------------

                        See notes to financial statements

COMMERCIAL PAPER -- 6.0%

                                                          PRINCIPAL
                                                          AMOUNT
SECURITY                                                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------------------
Barton Capital Corp., 1.77%, 11/3/04                      $        25,000    $    24,997,542
Cafco LLC, 1.82%, 11/22/04                                         25,000         24,973,458
General Electric Capital Corp., 1.77%, 11/2/04                     26,710         26,707,373
--------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
   (AT AMORTIZED COST, $ 76,678,373)                                         $    76,678,373
--------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.5%

                                                          PRINCIPAL
                                                          AMOUNT
SECURITY                                                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------------------------
Investors Bank and Trust Company Time Deposit,
1.88%, 11/1/04                                            $        19,793    $    19,793,000
--------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $19,793,000)                                          $    19,793,000
--------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.2%
   (IDENTIFIED COST $1,211,222,741)                                          $ 1,281,202,972
--------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.8%                                       $    10,769,647
--------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                         $ 1,291,972,619
--------------------------------------------------------------------------------------------

Note: The Portfolio has made commitments to fund specified amounts under certain existing credit arrangements. Pursuant to the terms of those arrangements, the Portfolio had unfunded loan commitments of $16,000,000 as of October 31, 2004.

EUR - Euro

PIK - Payment In Kind.

(1) Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the Senior Loan facility.

(2) Interest rates are periodically predetermined by a reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks or (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR).

(3)  Defaulted security.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, the aggregate value of the securities is $ 397,383,549 or 30.8% of the Portfolio's net assets.

(5)  Non-income producing security.

(6) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)  Restricted security.

                        See notes to financial statements

HIGH INCOME PORTFOLIO as of October 31, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2004

ASSETS

Investments, at value (identified cost, $1,211,222,741)                       $      1,281,202,972
Receivable for investments sold                                                         17,494,411
Interest and dividends receivable                                                       26,238,673
--------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $      1,324,936,056
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                             $         32,843,770
Due to bank                                                                                 17,092
Payable for open forward foreign currency contracts                                          7,179
Payable to affiliate for Trustees' fees                                                      1,698
Accrued expenses                                                                            93,698
--------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $         32,963,437
--------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                     $      1,291,972,619
--------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                       $      1,221,966,322
Net unrealized appreciation (computed on the basis of identified cost)                  70,006,297
--------------------------------------------------------------------------------------------------
TOTAL                                                                         $      1,291,972,619
--------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 2004

INVESTMENT INCOME

Interest                                                                      $        109,852,320
Dividends                                                                                1,827,686
Miscellaneous                                                                            1,056,359
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                       $        112,736,365
--------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                        $          6,712,303
Trustees' fees and expenses                                                                 24,784
Custodian fee                                                                              338,359
Legal and accounting services                                                               73,434
Miscellaneous                                                                               37,822
--------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                $          7,186,702
--------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                                 $              1,700
--------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                      $              1,700
--------------------------------------------------------------------------------------------------

NET EXPENSES                                                                  $          7,185,002
--------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                         $        105,551,363
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                            $         13,564,417
   Foreign currency and forward foreign currency exchange
      contract transactions                                                               (317,822)
--------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                             $         13,246,595
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                        $         27,587,847
   Foreign currency and forward foreign currency exchange contracts                        (50,989)
--------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          $         27,536,858
--------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                              $         40,783,453
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $        146,334,816
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                                           YEAR ENDED              YEAR ENDED
IN NET ASSETS                                                                 OCTOBER 31, 2004        OCTOBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                                      $        105,551,363    $        103,905,446
   Net realized gain from investments,
        foreign currency and forward
        foreign currency exchange
        contract transactions                                                           13,246,595              26,267,616
   Net change in unrealized
        appreciation (depreciation) from
        investments, foreign currency and
        forward foreign currency
        exchange contracts                                                              27,536,858             174,501,253
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $        146,334,816    $        304,674,315
--------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                                              $        289,846,419    $        225,082,542
   Withdrawals                                                                        (308,251,669)           (255,366,876)
--------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                                       $        (18,405,250)   $        (30,284,334)
--------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                                    $        127,929,566    $        274,389,981
--------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                          $      1,164,043,053    $        889,653,072
--------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                                $      1,291,972,619    $      1,164,043,053
--------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                            YEAR ENDED OCTOBER 31,
                                                          ----------------------------------------------------------
                                                          2004               2003                  2002(1)
--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                          0.59%              0.66%                   0.64%
   Expenses after custodian fee reduction                            0.59%              0.66%                   0.64%
   Net investment income                                             8.61%             10.04%                  10.38%
Portfolio Turnover                                                     80%               122%                     88%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                                     12.79%             34.76%                  (4.36)%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                 $     1,291,973    $     1,164,043       $         889,653
--------------------------------------------------------------------------------------------------------------------

                                                                YEAR ENDED OCTOBER 31,             YEAR ENDED
                                                          ----------------------------------       MARCH 31,
                                                          2001               2000(2)               2000
--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                          0.67%              0.67%(3)                0.64%
   Expenses after custodian fee reduction                            0.67%              0.67%(3)                0.64%
   Net investment income                                            11.96%             11.46%(3)               10.54%
Portfolio Turnover                                                     83%                41%                    113%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                                        --                 --                      --
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                 $     1,186,751    $     1,163,806       $       1,184,998
--------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease the ratio of net investment income to average net assets from 10.59% to 10.38%. Ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(2)  For the seven-month period ended October 31, 2000.
(3)  Annualized.
(4) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

HIGH INCOME PORTFOLIO as of October 31, 2004

NOTES TO FINANCIAL STATEMENTS

1    SIGNIFICANT ACCOUNTING POLICIES

     High Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2004 Eaton Vance High Income Fund, Eaton Vance Floating-Rate High Income Fund and Eaton Vance Strategic Income Fund held an approximate 68.3%, 19.8% and 5.6% interest in the Portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A INVESTMENT VALUATIONS -- Investments listed on securities exchanges are valued at closing sale prices. Investments listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. The Portfolio also invests in interests in senior floating rate loans (Senior Loans). The Portfolio's investment adviser, Boston Management and Research (BMR) a wholly owned subsidiary of Eaton Vance Management
     (EVM), has characterized certain Senior Loans as liquid based on a predetermined acceptable number and range of market quotations available. Such loans are valued on the basis of market valuations furnished by a pricing service. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Other Senior Loans are valued at fair value by BMR under procedures established by the Trustees as permitted by section 2(a)(41).

     B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Dividend income is recorded on ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

     C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue
     Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

     D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

     E FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

     F FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

     G FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

     H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expense during the reporting period. Actual results could differ from those estimates.

     I INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

     J OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

2    INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The investment adviser fee is earned by BMR, a wholly-owned subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended October 31, 2004, the fee was equivalent to 0.55% of the Portfolio's average daily net assets and amounted to $6,712,303. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2004, no significant amounts have been deferred.

3    INVESTMENTS

     The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $934,733,398 and $938,635,665, respectively, for the year ended October 31, 2004.

4    LINE OF CREDIT

     The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2004.

5    OVERDRAFT ADVANCES

     Pursuant to the custodian agreement between the Portfolio and Investors Bank & Trust (the Bank), the Bank may in its discretion advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft by the Portfolio, the Portfolio is obligated to repay the Bank at the current rate of interest charged by the Bank for secured loans (currently, a rate above the federal funds rate). This obligation is payable on demand to the Bank. At October 31, 2004, the Portfolio's payment due to the Bank pursuant to the foregoing arrangement was $17,092.

6    FINANCIAL INSTRUMENTS

     The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2004 is as follows:

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
    ----------------------------------------------------------------------------
    SALES
    ----------------------------------------------------------------------------
                                         IN EXCHANGE FOR        NET UNREALIZED
    SETTLEMENT DATE(S)     DELIVER       (IN U.S. DOLLARS)      DEPRECIATION
    ----------------------------------------------------------------------------
    11/29/04               Euro
                           7,621,26      $       9,686,630      $         (7,179)
    ----------------------------------------------------------------------------
                                         $       9,686,630      $         (7,179)
    ----------------------------------------------------------------------------

     At October 31, 2004, the Portfolio had sufficient cash and/or securities to cover any commitments under these contracts.

7    FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

     The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2004 as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                      $   1,213,847,961
     -----------------------------------------------------
     Gross unrealized appreciation       $      89,941,174
     Gross unrealized depreciation             (22,586,163)
     -----------------------------------------------------
     NET UNREALIZED APPRECIATION         $      67,355,011
     -----------------------------------------------------

8    RESTRICTED SECURITIES

     At October 31, 2004, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                    DATE OF
     DESCRIPTION                    ACQUISITION   SHARES/FACE   COST    FAIR VALUE
     -----------------------------------------------------------------------------
     COMMON STOCKS AND WARRANTS
     -----------------------------------------------------------------------------
     New World Coffee,
       Warrants, Exp.
       6/15/06                      9/15/02 -        1,244      $    0  $       13
                                    7/15/02
                                    9/30/02

     Peninsula Gaming LLC,
       Convertible Preferred
       Membership Interests         7/08/99         25,351           0     152,107
     -----------------------------------------------------------------------------
                                                                $    0  $  152,120
     -----------------------------------------------------------------------------

HIGH INCOME PORTFOLIO as of October 31, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND SHAREHOLDERS
OF HIGH INCOME PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High Income Portfolio (the Portfolio) as of October 31, 2004 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the years in the five year period then ended, and the period ended March 31, 2000. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of October 31, 2004 by correspondence with the custodian, brokers and agent banks; where replies were not received from brokers and agent banks, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the High Income Portfolio at October 31, 2004, the results of its operations, the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 22, 2004

EATON VANCE HIGH INCOME FUND as of October 31, 2004
FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2005 will show the federal tax status of all distributions paid to your account in calendar 2004. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

EATON VANCE HIGH INCOME FUND
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and High Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                                      POSITION(S)             TERM OF
                                       WITH THE              OFFICE AND
   NAME AND                         TRUST AND THE            LENGTH OF                        PRINCIPAL OCCUPATION(S)
 DATE OF BIRTH                         PORTFOLIO              SERVICE                          DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                     Trustee       Trustee of the Trust since     Chairman, President and Chief Executive
James B. Hawkes                                        1991; of the Portfolio       Officer of BMR, EVC, EVM and EV;
11/9/41                                                      since 1992             Director of EV; Vice President and
                                                                                    Director of EVD. Trustee and/or officer
                                                                                    of 192 registered investment companies
                                                                                    in the Eaton Vance Fund Complex. Mr.
                                                                                    Hawkes is an interested person because
                                                                                    of his positions with BMR, EVM, EVC and
                                                                                    EV, which are affiliates of the Trust
                                                                                    and the Portfolio.

NONINTERESTED TRUSTEE(S)
Samuel L. Hayes, III                   Trustee       Trustee of the Trust since     Jacob H. Schiff Professor of Investment
2/23/35                                                1986; of the Portfolio       Banking Emeritus, Harvard University
                                                             since 1993             Graduate School of Business
                                                                                    Administration.

William H. Park                        Trustee              Since 2003              President and Chief Executive Officer,
9/19/47                                                                             Prizm Capital Management, LLC
                                                                                    (investment management firm) (since
                                                                                    2002). Executive Vice President and
                                                                                    Chief Financial Officer, United Asset
                                                                                    Management Corporation (a holding
                                                                                    company owning institutional investment
                                                                                    management firms) (1982-2001).

Ronald A. Pearlman                     Trustee              Since 2003              Professor of Law, Georgetown University
7/10/40                                                                             Law Center (since 1999). Tax Partner
                                                                                    Covington & Burling, Washington, DC
                                                                                    (1991-2000).

Norton H. Reamer                       Trustee       Trustee of the Trust since     President, Chief Executive Officer and a
9/21/35                                                1984; of the Portfolio       Director of Asset Management Finance
                                                             since 1993             Corp. (a specialty finance company
                                                                                    serving the investment management
                                                                                    industry) (since October 2003).
                                                                                    President, Unicorn Corporation (an
                                                                                    investment and financial advisory
                                                                                    services company) (since September
                                                                                    2000). Formerly, Chairman, Hellman,
                                                                                    Jordan Management Co., Inc. (an
                                                                                    investment management company)
                                                                                    (2000-2003). Formerly, Advisory Director
                                                                                    of Berkshire Capital Corporation
                                                                                    (investment banking firm) (2002-2003).
                                                                                    Formerly Chairman of the Board, United
                                                                                    Asset Management Corporation (a holding
                                                                                    company owning institutional investment
                                                                                    management firms) and Chairman,
                                                                                    President and Director, UAM Funds
                                                                                    (mutual funds) (1980-2000).

Lynn A. Stout                          Trustee              Since 1998              Professor of Law, University of
9/14/57                                                                             California at Los Angeles School of Law
                                                                                    (since July 2001). Formerly, Professor
                                                                                    of Law, Georgetown University Law
                                                                                    Center.

                                 NUMBER OF PORTFOLIOS
                                    IN FUND COMPLEX
   NAME AND                           OVERSEEN BY
 DATE OF BIRTH                         TRUSTEE(1)                      OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                     192                                 Director of EVC
James B. Hawkes
11/9/41

NONINTERESTED TRUSTEE(S)
Samuel L. Hayes, III                   192                Director of Tiffany & Co. (specialty retailer) and
2/23/35                                                    Telect, Inc. (telecommunication services company)

William H. Park                        192                                      None
9/19/47

Ronald A. Pearlman                     192                                      None
7/10/40

Norton H. Reamer                       192                                      None
9/21/35

Lynn A. Stout                          192                                      None
9/14/57

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                POSITION(S)             TERM OF
                                 WITH THE              OFFICE AND
   NAME AND                    TRUST AND THE            LENGTH OF              PRINCIPAL OCCUPATION(S)
 DATE OF BIRTH                   PORTFOLIO               SERVICE               DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.        President of the Trust      Since 2002      Executive Vice President of EVM, BMR,
5/31/58                                                                EVC and EV; Chief Investment Officer of
                                                                       EVM and BMR and Director of EVC. Chief
                                                                       Executive Officer of Belair Capital Fund
                                                                       LLC, Belcrest Capital Fund LLC, Belmar
                                                                       Capital Fund LLC, Belport Capital Fund
                                                                       LLC and Belrose Capital Fund LLC
                                                                       (private investment companies sponsored
                                                                       by EVM). Officer of 55 registered
                                                                       investment companies managed by EVM or
                                                                       BMR.

William H. Ahern, Jr.        Vice President of         Since 1995      Vice President of EVM and BMR. Officer
7/28/59                          the Trust                             of 78 registered investment companies
                                                                       managed by EVM or BMR.

Thomas J. Fetter             Vice President of         Since 1997      Vice President of EVM and BMR. Officer
8/20/43                          the Trust                             of 124 registered investment companies
                                                                       managed by EVM or BMR.

Thomas P. Huggins          Vice President of the       Since 2000      Vice President of EVM and BMR. Officer
3/7/66                           Portfolio                             of 7 registered investment companies
                                                                       managed by EVM or BMR.

Michael R. Mach              Vice President of         Since 1999      Vice President of EVM and BMR.
7/15/47                          the Trust                             Previously, Managing Director and Senior
                                                                       Analyst for Robertson Stephens
                                                                       (1998-1999). Officer of 28 registered
                                                                       investment companies managed by EVM or
                                                                       BMR.

Robert B. MacIntosh          Vice President of         Since 1998      Vice President of EVM and BMR. Officer
1/22/57                          the Trust                             of 124 registered investment companies
                                                                       managed by EVM or BMR.

Duncan W. Richardson         Vice President of         Since 2001       Senior Vice President and Chief Equity
10/26/57                         the Trust                              Investment Officer of EVM and BMR.
                                                                        Officer of 44 registered investment
                                                                        companies managed by EVM or BMR.

Walter A. Row, III           Vice President of         Since 2001      Director of Equity Research and a Vice
7/20/57                          the Trust                             President of EVM and BMR. Officer of 24
                                                                       registered investment companies managed
                                                                       by EVM or BMR.

Judith A. Saryan             Vice President of         Since 2003      Vice President of EVM and BMR.
8/21/54                          the Trust                             Previously, Portfolio Manager and Equity
                                                                       Analyst for State Street Global Advisers
                                                                       (1980-1999). Officer of 27 registered
                                                                       investment companies managed by EVM or
                                                                       BMR.

Susan Schiff                 Vice President of         Since 2002      Vice President of EVM and BMR. Officer
3/13/61                          the Trust                             of 27 registered investment companies
                                                                       managed by EVM or BMR.

Michael W. Weilheimer         President of the         Since 2002(2)   Vice President of EVM and BMR. Officer
2/11/61                          Portfolio                             of 10 registered investment companies
                                                                       managed by EVM or BMR.

Alan R. Dynner                    Secretary            Since 1997      Vice President, Secretary and Chief
10/10/40                                                               Legal Officer of BMR, EVM, EVD, EV and
                                                                       EVC. Officer of 192 registered
                                                                       investment companies managed by EVM or
                                                                       BMR.

Barbara E. Campbell             Treasurer of           Since 2002(2)   Vice President of EVM and BMR. Officer
6/19/57                        the Portfolio                           of 192 registered investment companies
                                                                       managed by EVM or BMR.

James L. O'Connor          Treasurer of the Trust      Since 1989      Vice President of BMR, EVM and EVD.
4/1/45                                                                 Officer of 114 registered investment
                                                                       companies managed by EVM or BMR.

Paul M. O'Neil                     Chief               Since 2004      Vice President of EVM and BMR. Officer
7/11/53                      Compliance Officer                        of 192 registered investment companies
                                                                       managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Mr. Weilheimer served as Vice President of the Portfolio since 1995 and Ms. Campbell served as Assistant Treasurer of the Portfolio since 1993.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended October 31, 2003, and October 31, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

FISCAL YEARS ENDED                           10/31/03              10/31/04
--------------------------------------------------------------------------------
Audit Fees                            $ 64,439             $ 66,333

Audit-Related Fees(1)                 $      0             $      0

Tax Fees(2)                           $  5,800             $  6,000

All Other Fees(3)                     $      0             $      0
                                     -------------------------------------------
Total                                 $ 70,239             $ 72,333
                                     ===========================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.
During the fiscal year ended October 31, 2004, $35,000 was billed by the registrant's principal accountant, Deloitte & Touche LLP, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management's assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the last two fiscal years of the registrant; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the last two fiscal years of the registrant.

FISCAL YEARS ENDED                           10/31/03              10/31/04
--------------------------------------------------------------------------------
Registrant                            $   5,800            $   6,000

Eaton Vance (1)                       $ 467,489            $ 340,730

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGH INCOME PORTFOLIO


By:    /s/ Michael W. Weilheimer
      --------------------------------------
      Michael W. Weilheimer
      President


Date: December 22, 2004
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Barbara E. Campbell
      --------------------------------------
      Barbara E. Campbell
      Treasurer


Date: December 22, 2004


By:    /s/ Michael W. Weilheimer
      --------------------------------------
      Michael W. Weilheimer
      President


Date: December 22, 2004